Financial risk management (Details 11) $ in Millions	Jun. 30, 2025 USD ($)
Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (41,335)
Dollar Per Real [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	70,052
Dollar Per Real [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(488)
Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(225,576)
Dollar Per Real [Member] | Exposure [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	382,279
Dollar Per Real [Member] | Exposure [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,664)
Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,252)
Dollar Per Real [Member] | Probable Scenario [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	3,815
Dollar Per Real [Member] | Probable Scenario [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(27)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,268)
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	14,010
Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Exchange Rate Cross Currency Swap [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(98)
Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(538)
Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,939)
Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9)
Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(108)
Pound Sterling Per Dollar [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(989)
Pound Sterling Per Dollar [Member] | Exposure [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5,395)
Pound Sterling Per Dollar [Member] | Probable Scenario [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(5)
Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(197)
Renminbi Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(487)
Renminbi Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,658)
Renminbi Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Renminbi Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(97)
Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(23)
Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(129)
Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	6
Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(22)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(43,372)
Currency risk [member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(236,697)
Currency risk [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,264)
Currency risk [member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8,692)
Derivatives Assets [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	4,425
Derivatives Assets [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	24,145
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	241
Derivatives Assets [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	885
Derivatives Assets [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,186
Derivatives Assets [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	6,470
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	18
Derivatives Assets [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	237
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1,018
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	5,555
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	6
Derivatives Assets [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	204
Derivatives Assets [Member] | Renminbi Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	1
Derivatives Assets [Member] | Renminbi Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	3
Derivatives Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	44
Derivatives Assets [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	239
Derivatives Assets [Member] | Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	10
Derivatives Assets [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(8)
Derivative Liabilities [Member] | Dollar Per Real [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(115,324)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(629,336)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(6,281)
Derivative Liabilities [Member] | Dollar Per Real [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(23,065)
Derivative Liabilities [Member] | Euro Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(1,724)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(9,409)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(27)
Derivative Liabilities [Member] | Euro Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(345)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,007)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(10,950)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(11)
Derivative Liabilities [Member] | Pound Sterling Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(401)
Derivative Liabilities [Member] | Renminbi Per Dollar [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(488)
Derivative Liabilities [Member] | Renminbi Per Dollar [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(2,661)
Derivative Liabilities [Member] | Renminbi Per Dollar [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Derivative Liabilities [Member] | Renminbi Per Dollar [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(97)
Derivative Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(67)
Derivative Liabilities [Member] | Others [Member] | Exposure [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(368)
Derivative Liabilities [Member] | Others [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	(4)
Derivative Liabilities [Member] | Others [Member] | Probable Stressed Scenario Of Twenty Five Percentage [Member]
IfrsStatementLineItems [Line Items]
Adjustment in risk exposure associated with instruments sharing characteristic	$ (14)